Restricted Cash (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended	12 Months Ended			0 Months Ended
	Nov. 05, 2014 item	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	May 14, 2013	Jun. 25, 2013	Nov. 13, 2013 item	Nov. 21, 2013	Oct. 14, 2014
Restricted cash
Restricted cash		$ 2,824	$ 14,717
Current restricted cash		2,824	14,717
Net proceeds from sale of vessels and deposits received		50,602	52,926	5,635
Number of vessels acquired	2
Interest rate swap contracts
Restricted cash
Current restricted cash			400
Amalia C
Restricted cash
TEU		2,452			2,452
Property, plant and equipment acquired		6,600			6,600
MSC Zebra
Restricted cash
TEU		2,602				2,602
Property, plant and equipment acquired		10,100				10,100
Niledutch Palanca
Restricted cash
TEU		2,524
Property, plant and equipment acquired		11,900
Danae C
Restricted cash
TEU							2,524
Property, plant and equipment acquired							11,900
Dimitris C
Restricted cash
TEU		3,430						3,430
Property, plant and equipment acquired		14,900						14,900
MOL Performance
Restricted cash
TEU		6,402							6,402
Property, plant and equipment acquired									18,250
MOL Priority
Restricted cash
TEU		6,402							6,402
Property, plant and equipment acquired									18,250
Aegean Baltic Bank HSH Nordbank Piraeus Bank
Restricted cash
Current restricted cash			11,400
Net proceeds from sale of vessels and deposits received		55,200
Maximum | Aegean Baltic Bank HSH Nordbank Piraeus Bank
Restricted cash
Number of vessels that the company can sell under the option provided by the agreement		9
Retention accounts
Restricted cash
Restricted cash		2,824	2,841
Restricted deposits
Restricted cash
Restricted cash			$ 11,876